Income Taxes - Summary of Provision for Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
U.S. Federal			$ 396	$ 141	$ 250
Non – U.S.			324	422	463
U.S. State			97	55	65
Deferred
U.S. Federal			(213)	82	0
Non – U.S.			7	(101)	(129)
U.S. State			(48)	1	3
Total	$ 163	$ 131	$ 563	$ 600	$ 652